Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

In March 2020 (the “Issuance Date”), we delivered a series of convertible redeemable promissory notes (the “Notes”) evidencing loans with an aggregate principal amount of $448,333.33 made to us.

The Notes bear interest at a rate of 7.0% per annum and will mature on March 13, 2021 and March 19, 2021, respectively. The Notes contain an original issue discount of $33,000 and $18,833.33, respectively. We plan to use the proceeds from the Notes for working capital.

Beginning on the 6th month anniversary of the Issuance Date, unless earlier redeemed by us, the holder is entitled, at its option, to convert all or any amount of the principal amount of the Notes then outstanding, together with the accrued and unpaid interest on such portion of the Notes proposed to be converted, into shares of our common stock (the "Common Stock") at a conversion price equal to $.25 per share (the “Fixed Price”). After the 9 month anniversary of the Issuance Date, the conversion price shall be equal to the lower of (i) the Fixed Price or (ii) 68% of the lowest of either the trading price or closing bid of the Common Stock, for the ten prior trading days including the day upon which a Notice of Conversion is received (the “Variable Conversion Price”).

In the event our Common Stock has a closing price equal to $0.30 or less for 5 consecutive days prior to the 9 month anniversary of the Issuance Date, then, beginning on the 6 month anniversary of the Issuance Date, the holder may elect in its Notice of Conversion to use the lower of the Fixed Price or the Variable Conversion Price set forth above.

Commencing on the 6 month anniversary of the Issuance Date, we will have the right, but not the obligation, to elect to make fixed monthly amortizing payments to the holder in the amount of $25,000. If we elect to make such payments, the holder shall not be entitled to convert all or any amount of the principal amount of the Notes then outstanding if and for so long as we are current in respect of the amortizing payments.

The Notes may be redeemed by us at any time before the 270th day following its issuance, at a redemption price equal to (i) 110% of the principal plus accrued but unpaid interest on the Notes to the date of redemption, if the redemption occurs in the first 60 days following the Issuance Date; (ii) 120% of the principal plus accrued but unpaid interest on the Notes to the date of redemption, if the redemption occurs from day 61 through day 120 following the Issuance Date; or (iii) 130% of the principal plus accrued but unpaid interest on the Notes to the date of redemption, if the redemption occurs from day 121 through day 270 following the Issuance Date. The Notes contain customary default and remedies provisions for convertible note financings of this nature.

The Notes contain customary default and remedies provisions for convertible note financings of this nature.

The Notes were issued in reliance upon the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended.